SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
Schedule of segment information
	Year ended December 31, 2015			Year ended December 31, 2016			Year ended December 31, 2017
	Renren	Auto Group	Total	Renren	Auto Group	Total	Renren	Auto Group	Total

Net revenues	$36,880	4,231	41,111	42,513	20,851	63,364	52,251	149,851	202,102
Cost of revenues	35,203	1,517	36,720	37,696	14,071	51,767	40,108	144,290	184,398
Operating expenses	107,211	2,486	109,697	68,918	15,692	84,610	80,403	25,178	105,581
Operating (loss) gain	(105,534)	228	(105,306)	(64,101)	(8,912)	(73,013)	(68,260)	(19,617)	(87,877)
Net loss from continuing operations	(221,851)	(1,326)	(223,177)	(183,638)	(10,415)	(194,053)	(85,237)	(25,266)	(110,503)
Net income from discontinued operations	1,520	-	1,520	8,701	-	8,701	-	-	-

Net loss	$(220,331)	(1,326)	(221,657)	(174,937)	(10,415)	(185,352)	(85,237)	(25,266)	(110,503)